SCHEDULE OF INVESTMENTS
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Integrated Telecommunication Services – 1.4%
AT&T, Inc.	178	$5,386

Total Communication Services - 1.4%		5,386
Consumer Discretionary
Apparel Retail – 1.4%
Ross Stores, Inc.	64	5,422

Apparel, Accessories & Luxury Goods – 1.5%
V.F. Corp.	97	5,894

Distributors – 1.6%
Genuine Parts Co.	72	6,253

General Merchandise Stores – 1.6%
Target Corp.	51	6,069

Home Furnishings – 1.7%
Leggett & Platt, Inc.	182	6,409

Home Improvement Retail – 1.9%
Lowe’s Co., Inc.	55	7,484

Restaurants – 1.4%
McDonalds Corp.	29	5,327

Total Consumer Discretionary - 11.1%		42,858
Consumer Staples
Agricultural Products – 1.5%
Archer Daniels Midland Co.	147	5,868

Distillers & Vintners – 1.4%
Brown-Forman Corp., Class B	87	5,535

Drug Retail – 1.3%
Walgreen Co.	121	5,122

Food Distributors – 3.1%
McCormick & Co., Inc.	35	6,220
Sysco Corp.	106	5,775

		11,995

Household Products – 4.4%
Clorox Co. (The)	28	6,071
Colgate-Palmolive Co.	74	5,406
Procter & Gamble Co. (The)	44	5,264

		16,741

Hypermarkets & Super Centers – 1.3%
Wal-Mart Stores, Inc.	41	4,899

Packaged Foods & Meats – 1.4%
Hormel Foods Corp.	111	5,376

Personal Products – 1.4%
Kimberly-Clark Corp.	37	5,293

Soft Drinks – 2.7%
Coca-Cola Co. (The)	117	5,211
PepsiCo, Inc.	40	5,337

		10,548

Total Consumer Staples - 18.5%		71,377

Energy
Integrated Oil & Gas – 1.4%
Chevron Corp.	61	5,404

Oil & Gas Exploration & Production – 1.4%
Exxon Mobil Corp.	121	5,410

Total Energy - 2.8%		10,814
Financials
Asset Management & Custody Banks – 3.5%
Franklin Resources, Inc.	331	6,950
T. Rowe Price Group, Inc.	53	6,546

		13,496

Financial Exchanges & Data – 1.6%
S&P Global, Inc.	19	6,195

Life & Health Insurance – 1.4%
Aflac, Inc.	150	5,405

Property & Casualty Insurance – 2.8%
Chubb Ltd.	51	6,394
Cincinnati Financial Corp.	67	4,293

		10,687

Regional Banks – 1.4%
People’s United Financial, Inc.	470	5,437

Total Financials - 10.7%		41,220
Health Care
Health Care Equipment – 2.5%
Becton Dickinson & Co.	20	4,744
Medtronic plc	55	5,030

		9,774

Health Care Services – 1.4%
Cardinal Health, Inc.	107	5,562

Health Care Supplies – 1.3%
Abbott Laboratories	56	5,116

Pharmaceuticals – 2.9%
AbbVie, Inc.	64	6,291
Johnson & Johnson	34	4,754

		11,045

Total Health Care - 8.1%		31,497
Industrials
Aerospace & Defense – 2.9%
General Dynamics Corp.	40	6,021
Raytheon Technologies Corp.	83	5,117

		11,138

Air Freight & Logistics – 1.5%
Expeditors International of Washington, Inc.	75	5,692

Building Products – 3.5%
A. O. Smith Corp.	133	6,248
Carrier Global Corp.	334	7,430

		13,678

Construction Machinery & Heavy Trucks – 1.5%
Caterpillar, Inc.	47	5,889

Diversified Support Services – 1.8%
Cintas Corp.	26	7,021

Electrical Components & Equipment – 3.3%
Emerson Electric Co.	99	6,162
Roper Industries, Inc.	17	6,500

		12,662

Industrial Conglomerates – 1.5%
3M Co.	36	5,681

Industrial Machinery – 8.1%
Dover Corp.	60	5,767
Illinois Tool Works, Inc.	34	5,925
Otis Worldwide Corp.	111	6,296
Pentair, Inc.	172	6,526
Stanley Black & Decker, Inc.	50	6,922

		31,436

Trading Companies & Distributors – 1.7%
W.W. Grainger, Inc.	20	6,389

Total Industrials - 25.8%		99,586
Information Technology
Data Processing & Outsourced Services – 1.5%
Automatic Data Processing, Inc.	39	5,757

Total Information Technology - 1.5%		5,757
Materials
Industrial Gases – 3.1%
Air Products and Chemicals, Inc.	25	6,008
Linde plc	29	6,150

		12,158

Paper Packaging – 1.7%
Amcor plc	640	6,537

Specialty Chemicals – 6.5%
Albemarle Corp.(A)	87	6,690
Ecolab, Inc.	30	5,974
PPG Industries, Inc.	58	6,158
Sherwin-Williams Co. (The)	11	6,091

		24,913

Steel – 1.5%
Nucor Corp.	139	5,771

Total Materials - 12.8%		49,379
Real Estate
Residential REITs – 1.3%
Essex Property Trust, Inc.	22	4,993

Retail REITs – 3.3%
Federal Realty Investment Trust	75	6,381
Realty Income Corp.	107	6,341

		12,722

Total Real Estate - 4.6%		17,715
Utilities
Gas Utilities – 1.3%
Atmos Energy Corp.	52	5,166

Multi-Utilities – 1.2%
Consolidated Edison, Inc.	64	4,623

Total Utilities - 2.5%		9,789

TOTAL COMMON STOCKS – 99.8%		$385,378
(Cost: $355,959)

SHORT-TERM SECURITIES
Money Market Funds (C) - 1.2%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.100%(B)	4,535	4,535

TOTAL SHORT-TERM SECURITIES – 1.2%		$4,535
(Cost: $4,535)

TOTAL INVESTMENT SECURITIES – 101.0%		$389,913
(Cost: $360,494)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.0)%		(3,960)

NET ASSETS – 100.0%		$385,953

Notes to Schedule of Investments

(A) All or a portion of securities with an aggregate value of $4,438 are on loan.

(B) Investment made with cash collateral received from securities on loan.

(C) Rate shown is the annualized 7-day yield at June 30, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$385,378	$—	$—
Short-Term Securities	4,535	—	—
Total	$389,913	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$360,494

Gross unrealized appreciation	55,942
Gross unrealized depreciation	(26,523)

Net unrealized appreciation	$29,419